Lines of business	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Lines of business	Lines of businessWe have an internal information system that produces performance data along product and service lines for our two principal businesses and the Other segment. The primary products and services and types of revenue for our principal businesses and a description of the Other segment are presented below.

Investment Services business

Line of business	Primary products and services	Primary types of revenue
Asset Servicing	Custody, Trust & Depositary, accounting, ETF services, middle-office solutions, transfer agency, services for private equity and real estate funds, foreign exchange, securities lending, liquidity/lending services, prime brokerage and data analytics	– Asset servicing fees (includes securities lending revenue) – Net interest revenue – Foreign exchange revenue – Financing-related fees

Pershing	Clearing and custody, investment, wealth and retirement solutions, technology and enterprise data management, trading services and prime brokerage	– Clearing services fees – Net interest revenue

Issuer Services	Corporate Trust (trustee, paying agency, fiduciary, escrow and other financial services) and Depositary Receipts (issuer services and support for brokers and investors)	– Issuer services fees – Net interest revenue – Foreign exchange revenue

Treasury Services	Integrated cash management solutions including payments, foreign exchange, liquidity management, receivables processing and payables management and trade finance and processing	– Treasury services fees – Net interest revenue – Foreign exchange revenue

Clearance and Collateral Management	Clearance (including U.S. government and global clearing services) and Global Collateral Management (including tri-party services)	– Asset servicing fees – Net interest revenue

Investment and Wealth Management business

Line of business	Primary products and services	Primary types of revenue
Investment Management	Diversified investment management strategies and distribution of investment products	– Investment management fees – Performance fees – Distribution and servicing fees

Wealth Management	Investment management, custody, wealth and estate planning, private banking services, investment services and information management	– Investment management fees – Net interest revenue

Other segment	Description	Primary types of revenue
	Includes leasing portfolio, corporate treasury activities, including our securities portfolio, derivatives and other trading activity, corporate and bank-owned life insurance, renewable energy investments and certain business exits	– Foreign exchange and other trading revenue – Net gain (loss) on securities – Investment and other income – Net interest revenue (expense)
Business accounting principles

Our business data has been determined on an internal management basis of accounting, rather than GAAP which is used for consolidated financial reporting. These measurement principles are designed so that reported results of the businesses will track their economic performance.

Business results are subject to reclassification when organizational changes are made, or for refinements in revenue and expense allocation methodologies. Refinements are typically reflected on a prospective basis. In 2020, we reclassified the results of certain services provided between the segments from noninterest expense to fee and other revenue. The intersegment activity is eliminated in the Other segment and relates to services that are also provided to third parties and provides consistency with the reporting of the revenues. This adjustment had no impact on income before taxes of the businesses. Also in 2020, we reclassified the results related to certain lending activities from the Wealth Management business to the Pershing business. These loans were originated by the Wealth Management business as a service to Pershing clients. This resulted in an increase in total revenue, noninterest expense and income before taxes in the Pershing business and corresponding decrease in the Wealth Management business. Prior periods were restated for both reclassifications.

The accounting policies of the businesses are the same as those described in Note 1.

The results of our businesses are presented and analyzed on an internal management reporting basis.

•Revenue amounts reflect fee and other revenue generated by each business and include revenue for services provided between the segments that are also provided to third parties. Fee and other revenue transferred between businesses under revenue transfer agreements is included within other revenue in each business.
•Revenues and expenses associated with specific client bases are included in those businesses. For example, foreign exchange activity associated with clients using custody products is included in Investment Services.
•Net interest revenue is allocated to businesses based on the yields on the assets and liabilities generated by each business. We employ a funds transfer pricing system that matches funds with the specific assets and liabilities of each business based on their interest sensitivity and maturity characteristics.
•The provision for credit losses associated with the respective credit portfolios is reflected in each business segment.
•Incentives expense related to restricted stock and RSUs is allocated to the businesses.
•Support and other indirect expenses, including services provided between segments that are not provided to third parties or not subject to a revenue transfer agreement, are allocated to businesses based on internally developed methodologies and reflected in noninterest expense.
•Recurring FDIC expense is allocated to the businesses based on average deposits generated within each business.
•Litigation expense is generally recorded in the business in which the charge occurs.
•Management of the securities portfolio is a shared service contained in the Other segment. As a result, gains and losses associated with the valuation of the securities portfolio are generally included in the Other segment.
•Client deposits serve as the primary funding source for our securities portfolio. We typically allocate all interest revenue to the businesses generating the deposits. Accordingly, accretion related to the portion of the securities portfolio restructured in 2009 has been included in the results of the businesses.
•Balance sheet assets and liabilities and their related income or expense are specifically assigned to each business. Businesses with a net liability position have been allocated assets.
•Goodwill and intangible assets are reflected within individual businesses.
The following consolidating schedules present the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2020	Investment Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$9,256	$3,495	(a)	$71	$12,822	(a)
Net interest revenue (expense)	2,925	197		(145)	2,977
Total revenue (loss)	12,181	3,692	(a)	(74)	15,799	(a)
Provision for credit losses	315	20		1	336
Noninterest expense	8,170	2,701		133	11,004
Income (loss) before income taxes	$3,696	$971	(a)	$(208)	$4,459	(a)
Pre-tax operating margin (b)	30%	26%		N/M	28%
Average assets	$331,809	$30,459		$51,050	$413,318
(a)    Total fee and other revenue includes net income from consolidated investment management funds of $75 million, representing $84 million of income and noncontrolling interests of $9 million. Total revenue and income before income taxes are net of noncontrolling interests of $9 million.
(b)    Income before income taxes divided by total revenue.
N/M – Not meaningful.

For the year ended Dec. 31, 2019	Investment Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$8,926	$3,485	(a)	$837	$13,248	(a)
Net interest revenue (expense)	3,126	222		(160)	3,188
Total revenue	12,052	3,707	(a)	677	16,436	(a)
Provision for credit losses	(16)	(1)		(8)	(25)
Noninterest expense	8,096	2,647		157	10,900
Income before income taxes	$3,972	$1,061	(a)	$528	$5,561	(a)
Pre-tax operating margin (b)	33%	29%		N/M	34%
Average assets	$267,278	$29,479		$49,198	$345,955
(a)    Total fee and other revenue includes net income from consolidated investment management funds of $30 million, representing $56 million of income and noncontrolling interests of $26 million. Total revenue and income before income taxes are net of noncontrolling interests of $26 million.
(b)    Income before income taxes divided by total revenue.
N/M – Not meaningful.

For the year ended Dec. 31, 2018	Investment Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$8,944	$3,799	(a)	$49	$12,792	(a)
Net interest revenue (expense)	3,403	272		(64)	3,611
Total revenue (loss)	12,347	4,071	(a)	(15)	16,403	(a)
Provision for credit losses	1	3		(15)	(11)
Noninterest expense	8,100	2,814		296	11,210	(b)
Income (loss) before income taxes	$4,246	$1,254	(a)	$(296)	$5,204	(a)(b)
Pre-tax operating margin (c)	34%	31%		N/M	32%
Average assets	$262,889	$29,365		$51,520	$343,774
(a)    Total fee and other revenue includes a net loss from consolidated investment management funds of $1 million, representing $13 million of losses and a loss attributable to noncontrolling interests of $12 million. Total revenue and income before income taxes are net of a loss attributable to noncontrolling interests of $12 million.
(b)    Noninterest expense and income before income taxes include a loss attributable to noncontrolling interest of $1 million related to other consolidated subsidiaries.
(c)    Income before taxes divided by total revenue.
N/M – Not meaningful.